                   JULY 16, 2001 SUPPLEMENT TO THE MAY 1, 2001
         STATEMENT OF ADDITIONAL INFORMATION FOR THE TRAVELERS FUND ABD
                FOR VARIABLE ANNUITIES: ACCESS AND ACCESS SELECT

The following information supplements the NonStandardized Performance Update Charts in the Performance Information section:

                                TRAVELERS ACCESS
               NON STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/00

                                                        Cumulative Returns                              Average Annual Returns
                                                  --------------------------------------------------------------------------------
                                                      YTD      1 YR      3YR       5YR      10YR        3YR      5YR      10YR

----------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
----------------------------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                   -13.99%   -27.67%   10.01%    40.01%      -         3.23%    6.96%      -
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                   -3.57%   -21.91%   20.53%    83.37%      -         6.42%   12.88%      -
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital Appreciation            -18.36%      -        -         -         -          -        -         -
Portfolio - Service Class II
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class        -7.81%     4.88%     -         -         -          -        -         -
II*
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB        -9.35%   -16.79%   25.35%      -         -         7.81%     -         -
Shares*
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB              5.77%    22.05%     -         -         -          -        -         -
Shares*
----------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager II Fund - Class IB Shares             -16.83%      -        -         -         -          -        -         -
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Comstock Portfolio - Class II Shares*       3.97%    32.85%     -         -         -          -        -         -
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio - Class II           -14.84%   -31.45%   -5.97%    55.84%   204.24%     -2.03%    9.27%    11.76%
Shares*
----------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS
----------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Bond Portfolio                      1.29%     9.44%   14.71%      -         -         4.68%     -         -
----------------------------------------------------------------------------------------------------------------------------------

                                                                           Calendar Year Returns
                                                  ---------------------------------------------------
                                                    Inception  Inception     1999      1998    1997
                                                     To Date     Date #
-----------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
-----------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                     7.38%     10/10/95     11.64%   40.98%  15.59%
-----------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                   14.47%       5/5/93    -15.83%   28.11%  30.53%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital Appreciation            -30.07%      9/26/00       -        -       -
Portfolio - Service Class II
-----------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class        17.49%     12/29/98      5.04%   46.88%    -
II*
-----------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB        13.11%       1/2/97    -10.86%   57.88%  16.82%
Shares*
-----------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB             15.28%      4/30/99     22.74%     -       -
Shares*
-----------------------------------------------------------------------------------------------------
Putnam Voyager II Fund - Class IB Shares             -40.49%      9/28/00       -        -       -
-----------------------------------------------------------------------------------------------------
Van Kampen Comstock Portfolio - Class II Shares*      11.50%       5/1/99     27.78%     -       -
-----------------------------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio - Class II             9.23%       4/7/86    -15.82%   24.11%  23.23%
Shares*
-----------------------------------------------------------------------------------------------------
BOND ACCOUNTS
-----------------------------------------------------------------------------------------------------
PIMCO Total Return Bond Portfolio                      4.45%     12/31/97      8.66%   -1.96%   7.13%
-----------------------------------------------------------------------------------------------------

* Certain funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. # The inception date is the date that the underlying fund commenced operations

                                       1